Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Inventories

Inventories at March 31, 2013 and 2014 comprised the following:

	2013	2014
	Millions of yen
Telecommunications equipment to be sold and materials	¥179,499	¥228,337
Projects in progress	86,382	83,015
Supplies	84,840	103,957

Total	¥350,721	¥415,309